Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities		¥ 24,298,924	¥ 28,835,446
Gross unrealized gains, available-for-sale securities		2,783,690	1,844,809
Gross unrealized losses, available-for-sale securities		11,904	31,494
Fair value, available-for-sale securities		27,070,710	30,648,761
Amortized cost, held-to-maturity securities		5,647,341	4,040,083
Gross unrealized gains, held-to-maturity securities		31,260	17,954
Gross unrealized losses, held-to-maturity securities		794	220
Fair value, held-to-maturity securities		5,677,807	4,057,817
Debt securities | Japanese government bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities		17,391,144	22,039,640
Gross unrealized gains, available-for-sale securities		25,110	20,063
Gross unrealized losses, available-for-sale securities		2,587	3,727
Fair value, available-for-sale securities		17,413,667	22,055,976
Amortized cost, held-to-maturity securities		4,360,126	4,040,083
Gross unrealized gains, held-to-maturity securities		29,001	17,954
Gross unrealized losses, held-to-maturity securities		173	220
Fair value, held-to-maturity securities		4,388,954	4,057,817
Debt securities | Japanese local government bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities		234,421	241,985
Gross unrealized gains, available-for-sale securities		4,183	2,783
Gross unrealized losses, available-for-sale securities		16	106
Fair value, available-for-sale securities		238,588	244,662
Debt securities | U.S. Treasury bonds and federal agency securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities		116,408	158,344
Gross unrealized gains, available-for-sale securities		1,259	434
Gross unrealized losses, available-for-sale securities		454	4,297
Fair value, available-for-sale securities		117,213	154,481
Debt securities | Other foreign government bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities		961,684	719,281
Gross unrealized gains, available-for-sale securities		4,437	2,356
Gross unrealized losses, available-for-sale securities		237	455
Fair value, available-for-sale securities		965,884	721,182
Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	[1]	806,877	955,291
Gross unrealized gains, available-for-sale securities	[1]	17,280	13,288
Gross unrealized losses, available-for-sale securities	[1],[2]	2,427	7,705
Fair value, available-for-sale securities	[1]	821,730	960,874
Amortized cost, held-to-maturity securities	[3]	1,287,215
Gross unrealized gains, held-to-maturity securities	[3]	2,259
Gross unrealized losses, held-to-maturity securities	[3]	621
Fair value, held-to-maturity securities	[3]	1,288,853
Debt securities | Residential mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities		260,456	318,955
Gross unrealized gains, available-for-sale securities		4,426	14,757
Gross unrealized losses, available-for-sale securities		1,408	1,707
Fair value, available-for-sale securities		263,474	332,005
Debt securities | Commercial mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities		169,342	159,289
Gross unrealized gains, available-for-sale securities		889	3,032
Gross unrealized losses, available-for-sale securities		961	1,417
Fair value, available-for-sale securities		169,270	160,904
Debt securities | Japanese corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	[4]	1,930,054	2,015,045
Gross unrealized gains, available-for-sale securities	[4]	13,366	16,316
Gross unrealized losses, available-for-sale securities	[4]	1,496	3,284
Fair value, available-for-sale securities	[4]	1,941,924	2,028,077
Debt securities | Foreign corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	[5]	730,910	559,947
Gross unrealized gains, available-for-sale securities	[5]	12,026	10,755
Gross unrealized losses, available-for-sale securities	[5]	1,133	2,193
Fair value, available-for-sale securities	[5]	741,803	568,509
Equity securities (marketable)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities		1,697,628	1,667,669
Gross unrealized gains, available-for-sale securities		2,700,714	1,761,025
Gross unrealized losses, available-for-sale securities		1,185	6,603
Fair value, available-for-sale securities		¥ 4,397,157	¥ 3,422,091

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,553 million and ¥855,321 million, respectively, at March 31, 2014, and ¥87,327 million and ¥734,403 million, respectively, at March 31, 2015. U.S. agency securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥105,208 million and ¥74,065 million, respectively, at March 31, 2014, and ¥86,973 million and ¥7,968 million, respectively, at March 31, 2015. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[3]	All Agency mortgage-backed securities presented in the above table at March 31, 2015 are Ginnie Mae securities.
[4]	Other debt securities presented in the above table primarily consist of certificates of deposit ("CDs") and asset-backed securities ("ABS"), of which the total fair values were ¥214,488 million at March 31, 2014, and ¥165,602 million at March 31, 2015.
[5]	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateral loan obligations ("CLO"), of which the total fair values were ¥178,055 million at March 31, 2014, and ¥142,543 million at March 31, 2015.